JPMorgan Developed International Value Fund
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.0%
Australia — 5.7%
BHP Group Ltd.	272	8,322
BlueScope Steel Ltd.	126	1,931
Glencore plc	835	4,419
JB Hi-Fi Ltd.	30	1,129
New Hope Corp. Ltd.	355	1,242
Qantas Airways Ltd. *	306	1,102
QBE Insurance Group Ltd.	125	1,286
Rio Tinto Ltd.	50	4,325
Rio Tinto plc	54	3,719
Whitehaven Coal Ltd.	262	1,431
		28,906
Austria — 1.1%
ANDRITZ AG	20	1,231
Erste Group Bank AG	41	1,783
OMV AG	29	1,292
Telekom Austria AG	173	1,503
		5,809
Belgium — 0.4%
Ageas SA	26	1,100
Proximus SADP	77	732
		1,832
China — 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	1,453	1,814
Denmark — 1.4%
AP Moller - Maersk A/S, Class B	1	800
D/S Norden A/S	22	1,192
Danske Bank A/S	75	2,016
ISS A/S	47	885
Jyske Bank A/S (Registered)	10	782
Spar Nord Bank A/S	46	787
Sydbank A/S	17	754
		7,216
Finland — 1.4%
Fortum OYJ	131	1,798
Nordea Bank Abp	257	3,165
UPM-Kymmene OYJ	62	2,252
		7,215
France — 10.5%
AXA SA	145	4,873
BNP Paribas SA	77	5,142
Carrefour SA	81	1,387
Cie de Saint-Gobain SA	48	3,410
Cie Generale des Etablissements Michelin SCA	72	2,378
Coface SA	85	1,151

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Credit Agricole SA	171	2,452
Eiffage SA	11	1,198
Engie SA	205	3,270
Eurazeo SE	15	1,292
Orange SA	177	2,099
Publicis Groupe SA	30	2,973
Renault SA	46	1,739
Rexel SA	44	1,178
Sopra Steria Group	4	1,054
Technip Energies NV	64	1,322
Television Francaise 1 SA	139	1,224
TotalEnergies SE	161	10,431
Trigano SA	8	1,220
Unibail-Rodamco-Westfield, REIT *	18	1,293
Vallourec SA *	100	1,436
Verallia SA (a)	33	1,161
		53,683
Germany — 8.7%
Allianz SE (Registered)	27	7,280
Bayerische Motoren Werke AG	23	2,401
Bilfinger SE	24	1,029
Commerzbank AG	171	1,961
Continental AG	18	1,480
Daimler Truck Holding AG	63	2,266
Deutsche Bank AG (Registered)	226	2,918
Deutsche Lufthansa AG (Registered) *	152	1,261
Deutsche Telekom AG (Registered)	252	6,180
E.ON SE	199	2,688
Freenet AG	21	579
Fresenius SE & Co. KGaA	60	1,697
Heidelberg Materials AG	24	2,190
HOCHTIEF AG	17	1,785
KION Group AG	9	431
LEG Immobilien SE *	21	1,729
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	3	1,301
RWE AG	30	1,094
SAF-Holland SE	76	1,232
Schaeffler AG (Preference)	90	570
Talanx AG	16	1,143
TUI AG *	137	944
		44,159
Hong Kong — 0.5%
Pacific Basin Shipping Ltd.	3,041	846
Prudential plc	89	913
United Laboratories International Holdings Ltd. (The)	944	816
		2,575

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ireland — 1.5%
AerCap Holdings NV *	27	2,057
AIB Group plc	260	1,142
Bank of Ireland Group plc	139	1,283
Cairn Homes plc	523	803
Glenveagh Properties plc * (a)	591	783
Greencore Group plc *	1,120	1,453
		7,521
Italy — 4.6%
Assicurazioni Generali SpA	84	1,877
Azimut Holding SpA	22	605
BFF Bank SpA (a)	69	744
Danieli & C Officine Meccaniche SpA	43	1,049
Eni SpA	209	3,334
Intesa Sanpaolo SpA	1,410	4,344
Maire Tecnimont SpA	252	1,307
Mediobanca Banca di Credito Finanziario SpA	93	1,226
Pirelli & C SpA (a)	196	1,062
Poste Italiane SpA (a)	126	1,370
Saipem SpA *	773	1,108
UniCredit SpA	135	3,960
Unipol Gruppo SpA	214	1,331
		23,317
Japan — 24.8%
Chiba Bank Ltd. (The)	98	728
Concordia Financial Group Ltd.	226	1,079
Cosmo Energy Holdings Co. Ltd.	48	1,998
Credit Saison Co. Ltd.	92	1,704
ENEOS Holdings, Inc.	426	1,719
Fujikura Ltd.	187	1,535
Fukuyama Transporting Co. Ltd.	36	996
Hachijuni Bank Ltd. (The)	319	1,737
Hitachi Ltd.	57	4,462
Honda Motor Co. Ltd.	387	4,329
Inpex Corp.	139	1,896
Isuzu Motors Ltd.	115	1,568
ITOCHU Corp.	100	4,534
Japan Airlines Co. Ltd.	66	1,270
Japan Tobacco, Inc.	124	3,274
JFE Holdings, Inc.	127	2,007
JGC Holdings Corp.	106	1,244
Kamigumi Co. Ltd.	23	527
Kandenko Co. Ltd.	85	873
KDDI Corp.	105	3,476
Komatsu Ltd.	96	2,728
Marubeni Corp.	179	3,053
Mazda Motor Corp.	178	2,153

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Mitsubishi Corp.	310	5,336
Mitsubishi Estate Co. Ltd.	147	2,031
Mitsubishi UFJ Financial Group, Inc.	855	8,009
Mitsui & Co. Ltd.	79	3,196
Mitsui Fudosan Co. Ltd.	79	1,986
Mizuho Financial Group, Inc.	210	3,816
MS&AD Insurance Group Holdings, Inc.	52	2,139
Nippon Steel Corp.	104	2,500
Nissan Motor Co. Ltd.	400	1,571
Niterra Co. Ltd.	42	1,120
Nomura Real Estate Holdings, Inc.	54	1,480
ORIX Corp.	119	2,302
Panasonic Holdings Corp.	171	1,609
SBI Sumishin Net Bank Ltd. (b)	84	973
Sekisui House Ltd.	64	1,436
Shimamura Co. Ltd.	12	1,338
Shizuoka Financial Group, Inc.	91	830
SoftBank Corp.	211	2,799
Sojitz Corp.	70	1,664
Subaru Corp.	85	1,690
Sumitomo Corp.	94	2,160
Sumitomo Electric Industries Ltd.	122	1,623
Sumitomo Forestry Co. Ltd.	64	1,896
Sumitomo Mitsui Financial Group, Inc.	93	4,832
Sumitomo Mitsui Trust Holdings, Inc.	100	2,058
Sumitomo Realty & Development Co. Ltd.	60	1,903
Suzuki Motor Corp.	57	2,551
Toho Gas Co. Ltd.	49	994
Tokio Marine Holdings, Inc.	78	2,062
Tokyo Gas Co. Ltd.	82	1,879
Tokyo Steel Manufacturing Co. Ltd.	133	1,611
Tokyu Fudosan Holdings Corp.	271	1,810
Toyota Tsusho Corp.	43	2,792
Yokohama Rubber Co. Ltd. (The)	51	1,212
		126,098
Netherlands — 5.3%
Aegon Ltd.	267	1,578
ASR Nederland NV	30	1,390
ING Groep NV	298	4,239
Koninklijke Heijmans N.V., CVA	100	1,445
NN Group NV	61	2,520
OCI NV	46	1,300
Randstad NV	13	717
Shell plc	453	14,042
		27,231

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Norway — 2.2%
Aker Solutions ASA	231	857
DNB Bank ASA	93	1,801
Equinor ASA	95	2,720
Hoegh Autoliners ASA	129	1,304
Norwegian Air Shuttle ASA *	1,023	1,252
SpareBank 1 Nord Norge	74	733
SpareBank 1 SR-Bank ASA	43	519
Telenor ASA	152	1,689
Wallenius Wilhelmsen ASA	44	426
		11,301
Singapore — 1.6%
DBS Group Holdings Ltd.	80	1,900
Hafnia Ltd.	160	1,161
Oversea-Chinese Banking Corp. Ltd.	288	2,748
United Overseas Bank Ltd.	113	2,388
		8,197
South Africa — 0.6%
Anglo American plc	119	2,844
Spain — 3.2%
Applus Services SA	123	1,482
Banco Bilbao Vizcaya Argentaria SA	436	4,084
Banco de Sabadell SA	849	1,102
Banco Santander SA	1,319	5,303
CaixaBank SA	414	1,766
Gestamp Automocion SA (a)	58	193
Repsol SA	160	2,357
		16,287
Sweden — 2.3%
Betsson AB, Class B *	83	910
Loomis AB	31	854
NCC AB, Class B	89	1,139
Securitas AB, Class B	146	1,417
Skandinaviska Enskilda Banken AB, Class A	157	2,226
SSAB AB, Class B	189	1,442
Svenska Handelsbanken AB, Class A	160	1,724
Swedbank AB, Class A	104	2,117
		11,829
Switzerland — 5.6%
Adecco Group AG (Registered)	40	1,744
Aryzta AG *	520	933
Novartis AG (Registered)	140	14,498
Sandoz Group AG *	58	1,975

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Switzerland — continued
UBS Group AG (Registered)	139	4,169
Zurich Insurance Group AG	10	5,269
		28,588
United Kingdom — 11.2%
3i Group plc	114	3,565
Aviva plc	292	1,592
Balfour Beatty plc	249	1,046
Barratt Developments plc	205	1,397
Bellway plc	29	1,017
BP plc	1,253	7,318
Centrica plc	1,305	2,284
Currys plc *	1,568	984
Derwent London plc, REIT	43	1,162
Direct Line Insurance Group plc *	713	1,521
Future plc	93	833
Harbour Energy plc	272	955
HSBC Holdings plc	1,059	8,265
IG Group Holdings plc	56	500
International Consolidated Airlines Group SA *	490	914
Investec plc	232	1,512
J Sainsbury plc	449	1,535
JD Sports Fashion plc	472	697
JET2 plc	54	921
Kier Group plc *	696	1,127
Legal & General Group plc	752	2,418
Lloyds Banking Group plc	5,042	2,703
Man Group plc	271	813
Marks & Spencer Group plc	560	1,751
Mitie Group plc	948	1,243
Paragon Banking Group plc	180	1,604
Premier Foods plc	451	813
Shaftesbury Capital plc, REIT	504	849
Taylor Wimpey plc	756	1,411
Tesco plc	599	2,169
Vodafone Group plc	2,265	1,926
		56,845
United States — 5.0%
GSK plc	308	6,083
Holcim AG	51	3,911
Roche Holding AG	27	7,803
Stellantis NV	198	4,356
Swiss Re AG	18	2,088
Tenaris SA	74	1,162
		25,403
Total Common Stocks (Cost $411,975)		498,670

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 2.2%
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (c) (d)(Cost $10,413)	10,407	10,414
Investment of Cash Collateral from Securities Loaned — 0.2%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (c) (d)(Cost $918)	918	918
Total Short-Term Investments (Cost $11,331)		11,332
Total Investments — 100.2% (Cost $423,306)		510,002
Liabilities in Excess of Other Assets — (0.2)%		(1,268)
NET ASSETS — 100.0%		508,734

Percentages indicated are based on net assets.

Abbreviations
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $875.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of January 31, 2024.

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	19.3%
Oil, Gas & Consumable Fuels	10.2
Insurance	9.1
Metals & Mining	6.5
Pharmaceuticals	6.1
Trading Companies & Distributors	5.1
Automobiles	4.6
Capital Markets	2.8
Diversified Telecommunication Services	2.4
Construction & Engineering	2.2
Real Estate Management & Development	2.1
Automobile Components	2.1
Household Durables	2.0
Machinery	1.9
Wireless Telecommunication Services	1.7
Multi-Utilities	1.6
Consumer Staples Distribution & Retail	1.3
Passenger Airlines	1.3
Construction Materials	1.2
Financial Services	1.2
Energy Equipment & Services	1.2
Commercial Services & Supplies	1.1
Media	1.0
Others (each less than 1.0%)	9.8
Short-Term Investments	2.2
Futures contracts outstanding as of January 31, 2024 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	14	03/07/2024	JPY	2,400	13
EURO STOXX 50 Index	67	03/15/2024	EUR	3,368	(2)
FTSE 100 Index	21	03/15/2024	GBP	2,030	1
					12

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$28,906	$—	$28,906
Austria	1,503	4,306	—	5,809
Belgium	—	1,832	—	1,832
China	—	1,814	—	1,814
Denmark	—	7,216	—	7,216
Finland	—	7,215	—	7,215

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
France	$1,224	$52,459	$—	$53,683
Germany	—	44,159	—	44,159
Hong Kong	—	2,575	—	2,575
Ireland	4,293	3,228	—	7,521
Italy	—	23,317	—	23,317
Japan	—	126,098	—	126,098
Netherlands	—	27,231	—	27,231
Norway	3,726	7,575	—	11,301
Singapore	—	8,197	—	8,197
South Africa	—	2,844	—	2,844
Spain	1,482	14,805	—	16,287
Sweden	—	11,829	—	11,829
Switzerland	—	28,588	—	28,588
United Kingdom	6,947	49,898	—	56,845
United States	—	25,403	—	25,403
Total Common Stocks	19,175	479,495	—	498,670
Short-Term Investments
Investment Companies	10,414	—	—	10,414
Investment of Cash Collateral from Securities Loaned	918	—	—	918
Total Short-Term Investments	11,332	—	—	11,332
Total Investments in Securities	$30,507	$479,495	$—	$510,002
Appreciation in Other Financial Instruments
Futures Contracts	$14	$—	$—	$14
Depreciation in Other Financial Instruments
Futures Contracts	(2)	—	—	(2)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$12	$—	$—	$12
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.38% (a) (b)	$20,785	$34,440	$44,816	$6	$(1)	$10,414	10,407	$186	$—

JPMorgan Developed International Value Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
(Dollar values in thousands)

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	$500	$—	$500	$—	$—	$—	—	$— (c)	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	526	1,277	885	—	—	918	918	2	—
Total	$21,811	$35,717	$46,201	$6	$(1)	$11,332		$188	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.
(c)	Amount rounds to less than one thousand.